GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	Aug. 31, 2013	Feb. 28, 2013
Goodwill And Intangible Assets Details 2
2014	$ 2,176,229	$ 4,493,376
2015	5,101,399	4,510,016
2016	4,642,676	4,393,872
2017	2,369,316	2,491,394
2018	217,014	642,942
Thereafter	391,780	580,437
Total	$ 14,898,414	$ 17,112,037